Financial Risk Management and Fair Values Measurement - Summary of Expected Loss Rate Accounts Receivable Due (Parenthetical) (Detail) - Contract assets [member]	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rates for contract assets	2.00%	2.00%
Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rates for contract assets	5.00%	5.00%